Retrospective Adjustments (Details)	Jan. 27, 2025	May 08, 2024
Retrospective Adjustments (Details) [Line Items]
Description of reverse stock split	25-for-1	100-for-1
Subsequent Event [Member]
Retrospective Adjustments (Details) [Line Items]
Description of reverse stock split	25-for-1